Called up share capital and other equity instruments - Maximum obligation to deliver HSBC Holdings ordinary shares (Details) - shares	Dec. 31, 2025	Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Maximum shares required to deliver all outstanding options (in shares)	178,823,734	209,683,768
Number of shares held in employee benefit trust (in shares)	35,354,337	9,305,925